SCHEDULE OF TRANSACTION PRICE ALLOCATED TO THE REMAINING PERFORMANCE OBLIGATIONS (Details) ¥ in Thousands	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Total	¥ 2,087,773
Year Two Thousand Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Total	648,191
Year Two Thousand Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Total	676,591
Year Two Thousand Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Total	¥ 762,991